SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Jul. 31, 2026	Sep. 30, 2025	Jul. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid consulting service fee	[1]	$ 1,687,985
Prepaid expenses	[2]	239,074		256
Deposits		975		47,654
Prepaid taxes				7,821
Others		75
Prepaid expenses and other current assets		1,928,109	$ 674,533	55,731
Prepaid expense non-current		868,280
Consulting Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expenses		1,687,985
Prepaid expense non-current		$ 868,280

[1]	Prepaid consulting service fee as of July 31, 2026 mainly include prepayment to advisors under financial advisory and consulting service agreements. In December 2025, the Group entered into separate financial advisory and consulting service agreements with three consulting service providers (three related parties as disclosed in Note 14 below). The services under these agreements include general financial advisory services, as well as advisory and support services related to potential capital-raising activities. As of July 31, 2026, the Group issued 466,667 ordinary shares to each provider. The consulting service fee is recognized over the respective contractual service periods - either on a straight-line basis for the time-based service agreement or upon the completion of specified performance milestones for the two milestone-based service agreements, with the unearned portion classified as current or non-current prepaid expenses based on the expected timing of service consumption. For the year ended July 31, 2026, the Group recorded $1,451,182 in administrative expenses related to these three agreements, with a corresponding prepaid expense balance of $1,687,985 recognized as current asset and $868,280 recognized as non-current asset on the consolidated balance sheet as of July 31, 2026.
[2]	Prepaid expenses as of July 31, 2026 primarily comprise the current portions of prepaid marketing expenses and prepaid directors’ and officers’ liability insurance, which will be amortized over the next 12 months.